April 28, 2025
Updating Summary Prospectus For Investors In
MetFlex Flexible Premium Variable Life Insurance Policy and
MetFlex C Flexible Premium Variable Life Insurance Policy
Issued by Separate Account UL Of Metropolitan Life Insurance Company
This Updating Summary Prospectus summarizes key features of MetFlex and MetFlex C Policies (the "Policy" or "Policies"), issued by Metropolitan Life Insurance Company (“Metropolitan Life”, “MetLife”, “we”, “our”, “us” or “the Company”).
The Prospectus for the Policies contains more information about the Policies, including features, benefits, and risks. You can find the current Prospectus and other information about the Policies online at dfinview.com/metlife/tahd/MET000229. You can also obtain this information at no cost by calling (877) 638-3932 or by contracting us through our website at https://sbr.metlife.com.
Additional information about certain investment products, including variable life insurance contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov .
Neither the Securities and Exchange Commission (“SEC”) nor any state securities authority has approved or disapproved of these securities, nor have they determined if this Prospectus is accurate or complete. Any representation otherwise is a criminal offense. This Prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. Interests in the Separate Account, the Fixed Account and the Portfolios are not deposits, obligations of, or insured or guaranteed by, the U.S. Government, any bank or other depository institution including the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other agency, entity or person. MetLife’s obligations under the Policy are subject to its financial strength and claims-paying ability.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since you last received the Prospectus dated April 29, 2024. This may not reflect all of the changes that have occurred since you entered into your Policy:
●
For changes in the names of certain Portfolios and any other changes to the Portfolios please refer to Appendix A.
●
For updated Portfolio expense information please refer to “Important Information You Should Consider About the Policy” and Appendix A.
●
For updated Portfolio performance information please refer to Appendix A.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawal	None			—
Transaction Charges
You may be charged for certain transactions, such as sales charges, underwriting charges or other charges related to increases in specified face amount, charges to pay for certain taxes when you make a Premium payment or transfer Cash Value between
investment options.

“Charges and
Deductions —  Sales
Charge; Administrative
Charge; Charge for
Average Expected State
and Local Taxes
Attributable to
Premiums; Charge for
Expected Federal Taxes
Attributable to
Premiums; and Other
Charges”

Ongoing Fees and Expenses (annual charges)
In addition to charges described above, an investment in the Policy is subject to certain ongoing fees and expenses, including a mortality and expense risk charge, a monthly deduction covering the cost of insurance under the Policy and optional benefits added by rider.
Such fees and expenses are set based on characteristics of the
Insured (e.g., the Insured’s sex (if permitted by law and applicable under your Policy)), Age, underwriting class and rate class. Please refer to the specifications page of your Policy for applicable rates.
You will also bear expenses associated with the Portfolios available under your Policy, as shown in the following table:
“Charges and Deductions– Charges Included in the Monthly Deduction” “Charges and Deductions – Charges Included in the Monthly Deduction “ “Charges and Deductions –Portfolio Company Charges”
	ANNUAL FEE	MIN.	MAX.
	Investment options ( Portfolio fees and expenses)	0.25%	2.58%
	RISKS			LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Policy, including loss of principal.			“Principal Risks”

	RISKS	LOCATION IN PROSPECTUS
Not a Short-Term Investment
The Policy is designed to provide lifetime insurance protection. It should not be used as a short-term investment or if you need ready access to cash because you will be charged when you make Premium payments. In addition, withdrawals may be subject to ordinary income tax and tax penalties.
“Principal Risks”
Risks Associated with Investment Options
An investment in this Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Portfolios available under the Policy. Each investment option
(including any Fixed Account investment option) has its own unique risks. You should review the investment options before making an investment decision.
“Principal Risks”
Insurance Company Risks
An investment in this Policy is subject to the risks related to
Metropolitan Life, including any obligations (including under any
Fixed Account investment option), guarantees, and benefits of the
Policy, including any death benefit, which are subject to the claims paying ability of Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you.
More information about Metropolitan Life, including its financial strength ratings, is available upon request by calling (877) 638-3932 or by visiting https://www.metlife.com/about-us/corporate-profile/
ratings.
“Principal Risks”
Contract Lapse
Your Policy may lapse if you have paid an insufficient amount of
Premiums or if the investment experience of the Portfolios is poor, you have taken partial withdrawals, and the Cash Surrender Value under your Policy is insufficient to cover the monthly deduction.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences. If the Policy lapses, no death benefit will be paid. A Policy may be reinstated if the conditions for
reinstatement are met including the payment of required Premiums.
“Principal Risks”
	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments
Policy owners may transfer Cash Value between and among the
Divisions and the Fixed Account. The minimum amount you may
transfer is $50 or, if less, the total amount in an investment option.
You may make transfers at any time. The maximum amount that you may transfer or withdraw from the Fixed Account in any Policy year is the greater of $50 and 25% of the largest amount in the Fixed
Account over the last four Policy years.

At the present time, no charge is assessed against the Cash Value of a Policy when amounts are transferred among the Divisions of the
Separate Account and between the Divisions and the Fixed Account.
Metropolitan Life reserves to impose a charge of $25 per transfer.
Restrictions may apply to frequent transfers.

Metropolitan Life reserves the right to remove or substitute
Portfolios that are available under the Policy.
“Cash Value, Transfers and Withdrawals – Cash Value Transfers”
Optional Benefits
Restrictions or limitations may apply to certain optional benefits.
For example, benefits may be (i) no longer available, (ii) available only when you apply for a Policy, (iii) unavailable in certain combinations, or (iv) available only if your employer makes it available. You should check with your employer regarding the availability of riders.
“Optional Benefits”

	TAXES	LOCATION IN PROSPECTUS
Tax Implications
Consult with a tax professional to determine the tax implications of an investment in and payments received under this Policy.

Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.

Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
“Federal Tax Matters”
	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation
Your investment professional may receive compensation relating to your ownership of the Policy, both in the form of commissions and continuing payments. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
“Sales of the Policy”
Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of your current Policy. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is better for you to purchase the new policy rather than continue to own your existing Policy.
“Sales of The Policy”

GLOSSARY
Age — The age of an Insured refers to the Insured’s age at his or her nearest birthday.
Attained Age — The Insured’s Issue Age plus the number of completed Policy years.
Base Policy — The Policy without riders.
Beneficiary — The beneficiary is the person or persons designated by the Policy owner to receive insurance proceeds upon the death of the Insured. A beneficiary may be changed as set forth in the Policy and this Prospectus. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the death of the Insured. If there is more than one beneficiary at the death of the Insured, each will receive equal payments unless otherwise provided by the Policy owner.
Cash Surrender Value — The amount You receive if You surrender the Policy. It is equal to the Policy’s Cash Value reduced by any outstanding Policy loan and accrued and unpaid interest.
Cash Value — A Policy’s cash value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account, and if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account.
Date of Policy — The date on which coverage under the Policy and monthly deductions begin. If you make a Premium payment with the application, unless you request otherwise, the date of policy is generally the date the Policy application is approved. If you choose to pay the initial Premium upon delivery of the Policy, unless you request otherwise, the date of policy is generally the date on which we receive your initial payment. The date of policy is used to measure Policy years, Policy months, and Policy anniversaries.
Designated Office — The office designated for receipt of Policy owner communications and requests is Metropolitan Life Insurance Company — Specialized Benefit Resources, 700 Quaker Lane, Warwick, RI 02886. The office designated for receipt of Premium payments is: Metropolitan Life Insurance Company, P.O. Box 70501, Philadelphia, PA 19176-0501. Premium payments sent by express mail or courier service should be addressed to: Metropolitan Life Insurance Company, Lockbox #70501, Wells Fargo Bank MAC Y1372-045, 2005 Market Street, 5th Floor, Philadelphia, PA 19103-7042. We may name additional or alternate Designated Offices for communications, requests and payment of Premiums. If we do, we will notify You in writing.
Division — A sub-account of the Separate Account that invests in shares of an open-ended management investment company or other pools of investment assets.
Fixed Account — The fixed account is a part of our General Account to which you may allocate Net Premiums. It provides guarantees of principal and interest. Aspects of the fixed account are briefly summarized in order to give a better understanding of how the Policy functions.
Fund — An underlying mutual fund in which the Separate Account assets are invested.
General Account — The assets of Metropolitan Life other than those allocated to the Separate Account.
Indebtedness — The total of any unpaid Policy loan and loan interest.
Insured — The person upon whose life the Policy is issued.

Investment Start Date —  The later of the policy date and the date we first receive a Premium payment for the Policy.
Issue Age — The Age of the Insured as of his or her birthday nearest to the policy date.
Loan Account — The account to which Cash Value from the Separate and/or Fixed Accounts is transferred when a Policy loan is taken.
Monthly Anniversary — The same date in each month as the policy date. For purposes of the Separate Account, whenever the monthly anniversary date falls on a date other than a valuation date, the next valuation date will be deemed to be the monthly anniversary.
Net Cash Value — The Policy’s Cash Value less any outstanding loans and accrued loan interest.
Net Premium — The net premium is equal to the Premium payment minus the sales charge, state tax charge and federal tax charge, administrative charges and any rider charges.
Planned Premium — The planned premium is the Premium payment schedule you choose to help meet your future goals under the Policy. The planned premium consists of a first-year Premium amount and an amount for Premium payments in subsequent Policy years. It is subject to certain limits under the Policy.
Portfolio  — A portfolio represents a class (or series) of a Fund in which a Division’s assets are invested.
Premiums — Premiums include all payments under the Policy, whether a Planned Premium or an unscheduled payment.
Separate Account — Metropolitan Life Separate Account UL, a separate account established by MetLife to receive and invest Premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Target Premium — We use the target premium to determine the amount of Mortality and Expense Risk Charge imposed on the Separate Account and the amount of sales charge imposed on Premium payments. The target premium varies by Issue Age, sex (except for unisex Policies), smoking status and any flat extras and substandard rating of the Insured, and the Policy’s base face amount, with additional amounts for most riders.
You — “You” refers to the Policy owner.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of the Portfolios currently available. Not all Divisions may be available under your Policy. You should check with your Employer as to which Divisions are available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/metlife/tahd/MET000229. You can also request this information at no cost by calling (877) 638-3932 or by contacting us at sbrservice@metlife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that the Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Global Equity	AB VPS Sustainable Global Thematic Portfolio* - Class B AllianceBernstein L.P.	1.16%	5.96%	8.77%	9.45%
US Equity	American Funds American High-Income Trust* - Class 2 Capital Research and Management CompanySM	0.58%	9.67%	5.54%	5.32%
US Equity	American Funds Growth Fund - Class 2 Capital Research and Management CompanySM	0.59%	31.61%	18.83%	16.58%
International Equity	American Funds International Fund - Class 2 Capital Research and Management CompanySM	0.78%	3.16%	1.23%	4.01%
US Fixed Income	American Funds U.S. Government Securities Fund* - Class 2 Capital Research and Management CompanySM	0.50%	0.75%	0.14%	1.10%
Allocation	Asset Manager 70% Portfolio - Service Class (formerly known as Asset Manager: Growth Portfolio - Service Class) Fidelity Management & Research Company LLC	0.73%	10.73%	7.34%	6.96%
International Equity	Baillie Gifford International Stock Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.73%	4.62%	2.16%	5.53%
US Fixed Income	BlackRock Bond Income Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.39%	1.51%	-0.05%	1.66%
US Equity	BlackRock Capital Appreciation Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	31.99%	16.00%	15.07%
US Fixed Income	BlackRock Ultra-Short Term Bond Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	5.11%	2.34%	1.68%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
Allocation	Brighthouse Asset Allocation 100 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.98%	13.39%	8.97%	8.74%
Allocation	Brighthouse Asset Allocation 20 Portfolio* - Class B Brighthouse Investment Advisers, LLC	0.91%	3.85%	2.11%	2.99%
Allocation	Brighthouse Asset Allocation 40 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.90%	5.83%	3.75%	4.43%
Allocation	Brighthouse Asset Allocation 60 Portfolio - Class B Brighthouse Investment Advisers, LLC	0.91%	7.96%	5.57%	5.96%
US Equity	Brighthouse Small Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.08%	8.10%	7.00%	7.82%
US Equity	Brighthouse/Artisan Mid Cap Value Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	1.02%	4.71%	7.68%	6.79%
Allocation	Brighthouse/Wellington Balanced Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	13.86%	8.40%	8.39%
US Equity	Brighthouse/Wellington Core Equity Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	8.61%	8.97%	10.16%
US Equity	Brighthouse/Wellington Large Cap Research Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.54%	21.69%	13.51%	12.46%
Sector	CBRE Global Real Estate Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.65%	0.66%	1.87%	3.38%
US Equity	Contrafund® Portfolio - Service Class Fidelity Management & Research Company LLC	0.66%	33.63%	16.92%	13.50%
International Fixed Income	Emerging Markets Debt Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Limited	1.10%	11.23%	0.89%	2.92%
International Equity	Emerging Markets Equity Portfolio* - Class I Morgan Stanley Investment Management Inc. Subadviser: Morgan Stanley Investment Management Company	1.25%	7.82%	1.29%	3.08%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Equity-Income Portfolio - Service Class Fidelity Management & Research Company LLC	0.57%	15.24%	9.97%	9.11%
Global Equity	Franklin Mutual Global Discovery VIP Fund - Class 2 Franklin Mutual Advisers, LLC	1.16%	4.66%	6.42%	5.87%
Target Date	Freedom 2020 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.46%	7.71%	5.15%	6.02%
Target Date	Freedom 2025 Portfolio - Initial Class Fidelity Management & Research Company LLC	0.48%	8.47%	5.77%	6.54%
US Equity	Frontier Mid Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.69%	17.77%	8.56%	9.91%
US Equity	Goldman Sachs Small Cap Equity Insights Fund* - Institutional Shares Goldman Sachs Asset Management, L.P.	0.81%	18.99%	8.99%	8.97%
US Fixed Income	Government Money Market Portfolio - Initial Class Fidelity Management & Research Company LLC	0.25%	5.10%	2.33%	1.62%
International Equity	Harris Oakmark International Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	-4.73%	1.84%	3.53%
US Fixed Income	High Income Portfolio* - Initial Class Fidelity Management & Research Company LLC	0.81%	8.97%	2.74%	4.17%
Global Equity	Invesco Global Equity Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	16.42%	9.71%	10.10%
US Equity	Invesco Small Cap Growth Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.07%	16.33%	7.19%	8.20%
US Equity	Invesco V.I. Comstock Fund - Series II Invesco Advisers, Inc.	1.01%	14.87%	11.31%	9.21%
International Equity	Invesco V.I. EQV International Equity Fund - Series I Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
US Fixed Income	Investment Grade Bond Portfolio - Service Class Fidelity Management & Research Company LLC	0.48%	1.62%	0.34%	1.83%
Allocation	Janus Henderson Balanced Portfolio - Service Shares Janus Henderson Investors US LLC	0.87%	15.15%	8.06%	8.40%
US Equity	Janus Henderson Enterprise Portfolio - Service Shares Janus Henderson Investors US LLC	0.97%	15.32%	9.61%	12.12%
US Equity	Janus Henderson Forty Portfolio - Service Shares Janus Henderson Investors US LLC	0.83%	28.14%	15.12%	15.36%
US Equity	Janus Henderson Research Portfolio - Institutional Shares Janus Henderson Investors US LLC	0.67%	35.31%	16.79%	14.53%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	Jennison Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	30.28%	17.53%	16.37%
US Equity	JPMorgan Small Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.77%	9.20%	8.70%	7.00%
US Equity	Loomis Sayles Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	34.47%	18.33%	12.15%
US Equity	Loomis Sayles Small Cap Core Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.90%	11.74%	8.79%	8.70%
US Fixed Income	MetLife Aggregate Bond Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	0.89%	-0.61%	1.09%
US Equity	MetLife Mid Cap Stock Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	13.59%	10.04%	9.41%
International Equity	MetLife MSCI EAFE® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.38%	3.32%	4.47%	5.04%
US Equity	MetLife Russell 2000® Index Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.31%	11.29%	7.27%	7.78%
US Equity	MetLife Stock Index Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	24.67%	14.23%	12.82%
Global Equity	MFS® Global Equity Series* - Service Class Massachusetts Financial Services Company	1.17%	5.36%	5.40%	7.11%
US Fixed Income	MFS® High Yield Portfolio* - Service Class Massachusetts Financial Services Company	0.97%	6.53%	2.93%	3.98%
US Equity	MFS® New Discovery Series* - Service Class Massachusetts Financial Services Company	1.12%	6.44%	4.71%	8.92%
International Equity	MFS® Research International Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	2.95%	3.87%	5.23%
Allocation	MFS® Total Return Portfolio* - Class B Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.87%	7.52%	5.89%	6.24%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS® Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	11.91%	8.23%	8.89%
US Equity	Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC	0.82%	17.18%	11.06%	8.94%
US Equity	Morgan Stanley Discovery Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.66%	39.34%	10.89%	12.29%
US Equity	Neuberger Berman Genesis Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	9.10%	8.58%	9.70%
Alternative	PIMCO All Asset Portfolio* - Administrative Class Pacific Investment Management Company LLC Subadviser: Research Affiliates, LLC	2.27%	3.74%	4.42%	4.37%
Sector	PIMCO CommodityRealReturn® Strategy Portfolio* - Administrative Class Pacific Investment Management Company LLC	2.28%	4.16%	7.10%	1.65%
US Fixed Income	PIMCO Inflation Protected Bond Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.81%	2.53%	2.12%	2.26%
US Fixed Income	PIMCO Long-Term U.S. Government Portfolio - Administrative Class Pacific Investment Management Company LLC	2.58%	-6.01%	-4.92%	-0.73%
US Fixed Income	PIMCO Low Duration Portfolio - Administrative Class Pacific Investment Management Company LLC	0.67%	4.50%	1.08%	1.28%
US Fixed Income	PIMCO Total Return Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.59%	2.73%	0.11%	1.68%
International Equity	Putnam VT International Value Fund - Class IB Putnam Investment Management, LLC Subadviser: Franklin Advisers, Inc. Franklin Templeton Investment Management Limited The Putnam Advisory Company, LLC	1.07%	5.21%	6.81%	5.46%
US Equity	Royce Micro-Cap Portfolio - Investment Class Royce Investment Partners	1.18%	13.67%	11.00%	7.28%
US Equity	Royce Small-Cap Portfolio - Investment Class Royce Investment Partners	1.14%	3.40%	7.18%	5.63%

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2024)
			1 YEAR	5 YEAR	10 YEAR
International Equity	SSGA Emerging Markets Enhanced Index Portfolio*## - Class B Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.91%	11.13%	2.76%	—
US Equity	T. Rowe Price Large Cap Growth Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.56%	30.31%	13.40%	13.89%
US Equity	T. Rowe Price Large Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.53%	11.37%	8.69%	8.72%
US Equity	T. Rowe Price Mid Cap Growth Portfolio*(1) - Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. is the subadviser T. Rowe Price Investment Management, Inc. is the sub-subadviser	0.94%	9.31%	7.65%	10.11%
US Equity	T. Rowe Price Small Cap Growth Portfolio - Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.51%	13.47%	8.32%	10.10%
International Equity	Templeton Foreign VIP Fund* - Class 1 Templeton Investment Counsel, LLC	0.81%	-0.79%	2.86%	2.64%
Global Fixed Income	Templeton Global Bond VIP Fund* - Class 1 Franklin Advisers, Inc.	0.50%	-11.13%	-4.60%	-1.79%
US Equity	Victory Pioneer Mid Cap Value VCT Portfolio - Class I (formerly known as Pioneer Mid Cap Value VCT Portfolio - Class I) Victory Capital Management Inc.	0.76%	10.94%	9.29%	7.18%
US Equity	Victory Sycamore Mid Cap Value Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management, Inc.	0.60%	10.10%	11.03%	8.59%
US Fixed Income	Western Asset Management Strategic Bond Opportunities Portfolio* - Class A Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company, LLC	0.56%	4.88%	1.01%	2.95%
*
The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.
##
Prior to the opening of business on April 28, 2025, the SSGA Emerging Markets Enhanced Index Portfolio II (formerly Brighthouse/abrdn Emerging Markets Equity Portfolio) of the Brighthouse Funds Trust I merged with and into the SSGA Emerging Markets Enhanced Index Portfolio of Brighthouse Funds Trust I. Values prior to April 28, 2025 reflect the performance of the SSGA Emerging Markets Enhanced Index Portfolio II.
(1)
Effective April 29, 2011, the Portfolio closed to new investments and transfers into the Portfolio.
The fee and expense information regarding the Portfolios was provided by those Portfolios.

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To learn more about the Policy, you should read the Prospectus and SAI dated the same date as this Updating Summary Prospectus which are incorporated herein by reference and are legally a part of this Updating Summary Prospectus. They include additional information about the Policies and the Separate Account. You can find these documents on line at dfinview.com/metlife/tahd/MET000229. For a free copy of the Prospectus and SAI, to receive free personalized illustrations of death benefits Cash Surrender Value and Cash Values, and to request other information about the Policy, please call (877) 638-3932, contact us through our website at https://sbr.metlife.com.
EDGAR ID: C000011872 (MetFlex) & C000028813 (MetFlex C)